Restructure - Summary of Restructuring Costs (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring Costs, Original estimated costs	$ 2,206	$ 2,206
Restructuring Costs, Revision to estimated costs	(98)
Restructuring Costs, Amounts settled to date	(2,052)	(708)
Restructuring Costs, Accrued at end of period	$ 56	$ 1,498